LOANS PAYABLE (Tables)	7 Months Ended
Dec. 31, 2020
Loan Payable [Abstract]
Disclosure of detailed information about loans payable [Table Text Block]
	Convertible	Other
	loan facility	loans	Total
As at May 31, 2019	$—	$2,146,124	$2,146,124
Additions	5,367,275	—	5,367,275
Allocation of conversion feature	(2,133,352)	—	(2,133,352)
Interest expense	647,466	53,545	701,011
Repayments	(357,819)	(2,146,575)	(2,504,394)
Currency translation adjustments	—	(53,094)	(53,094)
As at May 31, 2020	3,523,570	—	3,523,570
Conversion	(3,603,128)	—	(3,603,128)
Additions	3,833,768	—	3,833,768
Allocation of conversion feature	(955,703)	—	(955,703)
Interest expense	424,104	—	424,104
Interest payments	(219,164)	—	(219,164)
Foreign exchange adjustments	59,259	—	59,259
As at December 31, 2020	$3,062,706	$—	$3,062,706